Annual Fund Operating Expenses	Sep. 30, 2021
Delaware Covered Call Strategy Fund | Class A
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.30%	[1]
Total annual fund operating expenses	1.35%
Fee waivers and expense reimbursements	(0.04%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.31%
Delaware Covered Call Strategy Fund | Institutional Class
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.30%	[1]
Total annual fund operating expenses	1.10%
Fee waivers and expense reimbursements	(0.04%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.06%
Delaware Covered Call Strategy Fund | Class R6
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.22%	[1]
Total annual fund operating expenses	1.02%
Fee waivers and expense reimbursements	(0.14%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Delaware Equity Income Fund | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%	[3]
Total annual fund operating expenses	1.13%
Fee waivers and expense reimbursements	(0.11%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.02%
Delaware Equity Income Fund | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.23%	[3]
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.11%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.77%
Delaware Equity Income Fund | Class R6
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.17%	[3]
Total annual fund operating expenses	0.82%
Fee waivers and expense reimbursements	(0.11%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.71%
Delaware Global Equity Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%	[5]
Total annual fund operating expenses	1.36%
Fee waivers and expense reimbursements	(0.10%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.26%
Delaware Global Equity Fund | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.26%	[5]
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	(0.10%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.01%
Delaware Global Equity Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.20%	[5]
Total annual fund operating expenses	1.05%
Fee waivers and expense reimbursements	(0.10%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
Delaware Growth and Income Fund | Class A
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%	[7]
Total annual fund operating expenses	1.07%
Fee waivers and expense reimbursements	(0.05%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.02%
Delaware Growth and Income Fund | Institutional Class
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.20%	[7]
Total annual fund operating expenses	0.82%
Fee waivers and expense reimbursements	(0.05%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.77%
Delaware Growth and Income Fund | Class R6
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.14%	[7]
Total annual fund operating expenses	0.76%
Fee waivers and expense reimbursements	(0.01%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
Delaware Hedged U.S. Equity Opportunities Fund | Class A
Operating Expenses:
Management fees	1.15%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.40%	[9]
Total annual fund operating expenses	1.80%
Fee waivers and expense reimbursements	(0.25%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
Delaware Hedged U.S. Equity Opportunities Fund | Institutional Class
Operating Expenses:
Management fees	1.15%
Distribution and service (12b-1) fees	none
Other expenses	0.40%	[9]
Total annual fund operating expenses	1.55%
Fee waivers and expense reimbursements	(0.25%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
Delaware Hedged U.S. Equity Opportunities Fund | Class R6
Operating Expenses:
Management fees	1.15%
Distribution and service (12b-1) fees	none
Other expenses	0.34%	[9]
Total annual fund operating expenses	1.49%
Fee waivers and expense reimbursements	(0.29%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
Delaware Opportunity Fund | Class A
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%	[11]
Total annual fund operating expenses	1.20%
Fee waivers and expense reimbursements	(0.05%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
Delaware Opportunity Fund | Institutional Class
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	none
Other expenses	0.21%	[11]
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.05%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Delaware Opportunity Fund | Class R6
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	none
Other expenses	0.14%	[11]
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.10%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.78%
Delaware Premium Income Fund | Class A
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.44%	[13]
Total annual fund operating expenses	1.49%
Fee waivers and expense reimbursements	(0.19%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
Delaware Premium Income Fund | Institutional Class
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.44%	[13]
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.19%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Delaware Premium Income Fund | Class R6
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.37%	[13]
Total annual fund operating expenses	1.17%
Fee waivers and expense reimbursements	(0.27%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Delaware Growth Equity Fund | Class A
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%	[15]
Total annual fund operating expenses	1.09%
Fee waivers and expense reimbursements	none	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.09%
Delaware Growth Equity Fund | Institutional Class
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.20%	[15]
Total annual fund operating expenses	0.84%
Fee waivers and expense reimbursements	none	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.84%
Delaware Growth Equity Fund | Class R6
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.12%	[15]
Total annual fund operating expenses	0.76%
Fee waivers and expense reimbursements	none	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.76%
Delaware Total Return Fund | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%	[17]
Total annual fund operating expenses	1.13%
Fee waivers and expense reimbursements	(0.07%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.06%
Delaware Total Return Fund | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.23%	[17]
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.07%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Delaware Total Return Fund | Class R6
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.17%	[17]
Total annual fund operating expenses	0.82%
Fee waivers and expense reimbursements	(0.03%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%

[1]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.06% and 0.88% of the Fund’s average daily net assets for share classes other than R6 and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[4]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.77% and 0.71% of the Fund’s average daily net assets for share classes other than R6 and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[6]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.01% and 0.95% of the Fund’s average daily net assets for share classes other than R6 and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[7]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[8]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.77% and 0.75% of the Fund’s average daily net assets for share classes other than R6 and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[9]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[10]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% and 1.20% of the Fund’s average daily net assets for share classes other than R6 and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[11]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[12]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% and 0.78% of the Fund’s average daily net assets for share classes other than R6 and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[13]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[14]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.05% and 0.90% of the Fund’s average daily net assets for share classes other than R6 and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[15]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[16]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.17%, 0.86%, and 0.79% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[17]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[18]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.81% and 0.79% of the Fund’s average daily net assets for share classes other than R6 and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.